ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
The following table details the components of accrued liabilities:

	At September 30, 2025	At September 30, 2024
Compensation	$52,643	$60,783
Interest	4,246	4,532
Warranties and rebates	9,704	9,403
Insurance	10,699	9,132
Rent, utilities and freight	1,026	1,051
Income and other taxes	16,631	14,736
Marketing and advertising	3,254	3,826
Other	16,425	19,049
Total	$114,628	$122,512